Shareholders' Equity (Schedule Of Share Repurchase Program) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013 Stock Repurchased Program One [Member]	Dec. 31, 2013 Stock Repurchased Program Two [Member]	Dec. 31, 2013 Stock Repurchased Program Three [Member]	Dec. 31, 2013 Stock Repurchased Program Four [Member]
Equity, Class of Treasury Stock [Line Items]
Board Approval Date		May 03, 2010	May 03, 2011	May 02, 2012	May 01, 2013
Expiration Date		May 2011	May 2012	May 2013	May 2014
Maximum dollar value of shares that may be purchased under this program		$ 30.0	$ 30.0	$ 25.0	$ 30.0
Calendar year shares were purchased		2011	2011
Total number of shares purchased	1,035,438	23,135	43,533
Average price paid per share	$ 11.93	$ 12.43	$ 10.87